Debt (Term Loan and Revolving Line of Credit) (Details) (USD $)	1 Months Ended		3 Months Ended	12 Months Ended							6 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended
	Nov. 30, 2010	Jul. 31, 2009	Dec. 31, 2010	Dec. 31, 2010	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2011	Jul. 31, 2010	Apr. 30, 2010	Jun. 30, 2013 Line of Credit [Member]	Dec. 31, 2012 Line of Credit [Member]	Mar. 30, 2012 Line of Credit [Member]	Mar. 31, 2012 Loans Payable [Member]	Dec. 31, 2012 Loans Payable [Member]	Jun. 30, 2013 Loans Payable [Member]	Mar. 30, 2012 Loans Payable [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity													$ 5,000,000
Current borrowing capacity											3,200,000	2,900,000
Line of Credit Facility, Amount Outstanding											1,200,000	1,300,000
Term loan, payment terms

Payments on the term loan were originally interest-only for the first 10 months, which has since been extended to 12 months pursuant to terms of the agreement. Subsequently, the term loan will fully amortize over its remaining term

Line of credit borrowing capacity description

Under the terms of the revolving line of credit, the Company may draw down from the revolving line of credit up to 85% of qualified billed accounts receivable and 80% of qualified unbilled accounts receivable.

Term loan and line of credit, maturity date												2015-09
Line of credit facility borrowing capacity, qualified billed accounts receivable, percent												85.00%
Line of credit facility borrowing capacity, qualified unbilled accounts receivable, percent												80.00%
Fixed interest rate															10.14%
Adjustable interest rate, reference rate, floor percentage 1.5%											1.50%	1.50%
Loan payable, interest rate spread											5.00%	5.00%
Incremental borrowing rate used to calculate discount											6.50%	6.50%
2013															749,997	499,998
2014															999,996	999,996
2015															750,007	750,007
Total						2,500,000									2,500,000	2,250,001	2,500,000
Prepayment premium, if paid within the first two years of the term loan, percent															3.00%
Prepayment premium, if paid after the first two years of the term loan, percent															2.00%
Final payment fee payable on term loan balance, percent															3.00%
Warrants issued to purchase common stock, in connection to loan agreement															46,584
Warrant exercise price								3.50	1.63	1.89					1.61
Stock issued of convertible notes and stock purchase warrants, Value		19,300,000
Conversion of July 2009 Convertible Debt	17,000,000		4,800,000	21,830,337
Conversion of July 2009 Convertible Debt (in shares)	6,700,000		1,900,000
Debt conversion, price per share			$ 2.54	$ 2.54
Early Conversion offer expense			1,100,000
Convertible note payable, cash paid			11,000	11,000
Interest expense related to convertible notes				5,800,000
Current portion of long term debt					999,996	749,997
Long term debt, less current portion					1,217,791	1,704,108
Long-term borrowings						2,500,000
Debt discount											$ 32,214